SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. ____
Post-Effective Amendment No.      43           (File No. 333-131683) ☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY (ACT OF 1940)
Amendment No.                               47           (File No. 811-21852) ☑
Columbia Funds Series Trust II
50606 Ameriprise Financial Center
Minneapolis, MN 55474
Scott R. Plummer
5228 Ameriprise Financial Center
Minneapolis, MN 55474
(612) 671-1947
Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box)
☑	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
Exhibit Index
EX-101 INSTANCE DOCUMENT
EX-101 SCHEMA DOCUMENT
EX-101 CALCULATION LINKBASE DOCUMENT
EX-101 LABELS LINKBASE DOCUMENT
EX-101 PRESENTATION LINKBASE DOCUMENT
EX-101 DEFINITION LINKBASE DOCUMENT

SIGNATURES
Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, COLUMBIA FUNDS SERIES TRUST II, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and State of Massachusetts on the 17th day of November, 2011.

COLUMBIA FUNDS SERIES TRUST II

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President
Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 17th day of November, 2011.

Signature	Capacity

/s/ J. Kevin Connaughton	President
J. Kevin Connaughton	(Principal Executive Officer)

/s/ Michael G. Clarke	Chief Financial Officer
Michael G. Clarke	(Principal Financial Officer)

/s/ Paul D. Pearson	Chief Accounting Officer
Paul D. Pearson	(Principal Accounting Officer)

/s/ Stephen R. Lewis, Jr.*	Chair of the Board
Stephen R. Lewis, Jr.

/s/ Kathleen A. Blatz*	Trustee
Kathleen A. Blatz

/s/ Edward J. Boudreau, Jr.*	Trustee
Edward J. Boudreau, Jr.

/s/ Pamela G. Carlton*	Trustee
Pamela G. Carlton

/s/ William P. Carmichael*	Trustee
William P. Carmichael

/s/ Patricia M. Flynn*	Trustee
Patricia M. Flynn

/s/ William A. Hawkins* William A. Hawkins	Trustee

/s/ R. Glenn Hilliard*	Trustee
R. Glenn Hilliard

/s/ John F. Maher*	Trustee
John F. Maher

/s/ John J. Nagorniak*	Trustee
John J. Nagorniak

/s/ Catherine James Paglia*	Trustee
Catherine James Paglia

/s/ Leroy C. Richie*	Trustee
Leroy C. Richie

/s/ Anthony M. Santomero*	Trustee
Anthony M. Santomero

/s/ Minor M. Shaw*	Trustee
Minor M. Shaw

/s/ Alison Taunton-Rigby*	Trustee
Alison Taunton-Rigby

/s/ William F. Truscott*	Trustee
William F. Truscott

*	Signed pursuant to Directors/Trustees Power of Attorney, dated June 8, 2011, filed electronically on or about June 16, 2011 as Exhibit (q) to Registrant’s Post-Effective Amendment No. 28 to Registration Statement No. 333-131683, by:

/s/ Scott R. Plummer
Scott R. Plummer

Exhibit Index
Exhibit 101           Risk/Return Summary in Interactive Data Format.